Vanguard Long-Term Corporate Bond Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 10+ Year Corporate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.95%)	(1.84%)		2.20%
Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.33%	(0.27%)	0.99%	1.39%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(3.85%)	(3.49%)		0.39%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(1.09%)	(2.03%)		0.90%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.87%)	(1.87%)		2.15%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	(1.90%)	(2.00%)		2.07%